Related Party Disclosures - Schedule of Compensation of Key Management (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of key management personnel of the Group [Abstract]
Short term employee benefits	¥ 1,164	¥ 3,652	¥ 4,239
Equity-settled share-based payment expenses	722	1,919	9,002
Post employment benefits	205	594	552
Total compensation paid to key management personnel	¥ 2,091	¥ 6,165	¥ 13,793